Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxation [Abstract]
Beginning balance	$ (291)		$ (43)
Additions	$ (4,268)	$ (291)
Write-off			$ 43
Ending balance	$ (4,559)	$ (291)